RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Statements of Income

Condensed Consolidating Statements of Income

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net sales	$—	$7,971	$116	$(25)	$8,062
Net sales, related party	—	479	—	—	479

Net Sales	—	8,450	116	(25)	8,541
Cost of products sold	—	4,460	29	(25)	4,464
Selling, general and administrative expenses	129	1,386	91	—	1,606
Amortization expense	—	24	—	—	24
Trademark impairment charges	—	48	—	—	48

Operating income (loss)	(129)	2,532	(4)	—	2,399
Interest and debt expense	213	125	—	(117)	221
Interest income	(118)	(4)	(6)	117	(11)
Other expense (income), net	8	(47)	(1)	43	3

Income (loss) before income taxes	(232)	2,458	3	(43)	2,186
Provision for (benefit from) income taxes	(89)	875	(6)	—	780
Equity income from subsidiaries	1,549	20	—	(1,569)	—

Net income	$1,406	$1,603	$9	$(1,612)	$1,406

For the Year Ended December 31, 2010
Net sales	$—	$8,118	$147	$(95)	$8,170
Net sales, related party	—	381	—	—	381

Net Sales	—	8,499	147	(95)	8,551
Cost of products sold	—	4,569	72	(97)	4,544
Selling, general and administrative expenses	20	1,380	81	(1)	1,480
Amortization expense	—	25	—	—	25
Asset impairment and exit charges	—	24	14	—	38
Trademark impairment charges	—	6	—	—	6
Goodwill impairment charge	—	26	—	—	26

Operating income (loss)	(20)	2,469	(20)	3	2,432
Interest and debt expense	223	127	1	(119)	232
Interest income	(119)	(4)	(8)	119	(12)
Other expense (income), net	2	(39)	1	43	7

Income (loss) before income taxes	(126)	2,385	(14)	(40)	2,205
Provision for (benefit from) income taxes	(42)	919	(10)	1	868
Equity income (loss) from subsidiaries	1,205	(68)	—	(1,137)	—

Income (loss) from continuing operations	1,121	1,398	(4)	(1,178)	1,337
Losses from discontinued operations, net of tax	—	(142)	(74)	—	(216)

Net income (loss)	$1,121	$1,256	$(78)	$(1,178)	$1,121

For the Year Ended December 31, 2009
Net sales	$—	$7,985	$162	$(132)	$8,015
Net sales, related party	—	404	—	—	404

Net Sales	—	8,389	162	(132)	8,419
Cost of products sold	—	4,544	76	(132)	4,488
Selling, general and administrative expenses	20	1,425	72	—	1,517
Amortization expense	—	28	—	—	28
Restructuring charge	—	56	—	—	56
Trademark impairment charges	—	567	—	—	567

Operating income (loss)	(20)	1,769	14	—	1,763
Interest and debt expense	242	123	1	(115)	251
Interest income	(115)	(9)	(10)	115	(19)
Other expense (income), net	(4)	(30)	—	43	9

Income (loss) before income taxes	(143)	1,685	23	(43)	1,522
Provision for (benefit from) income taxes	(49)	616	—	—	567
Equity income from subsidiaries	1,049	26	—	(1,075)	—

Net income	$955	$1,095	$23	$(1,118)	$955

Condensed Consolidating Statements of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net income	$1,406	$1,603	$9	$(1,612)	$1,406
Other comprehensive income (loss), net of tax:
Retirement benefits	(144)	(141)	6	135	(144)
Unrealized loss on long-term investments	(12)	(12)	—	12	(12)
Cumulative translation adjustment and other	(8)	(8)	(11)	19	(8)

Comprehensive income	$1,242	$1,442	$4	$(1,446)	$1,242

For the Year Ended December 31, 2010
Net income (loss)	$1,121	$1,256	$(78)	$(1,178)	$1,121
Other comprehensive income (loss), net of tax:
Retirement benefits	(78)	(80)	(1)	81	(78)
Unrealized gain on long-term investments	21	21	—	(21)	21
Cumulative translation adjustment and other	(8)	(8)	(17)	25	(8)

Comprehensive income (loss)	$1,056	$1,189	$(96)	$(1,093)	$1,056

For the Year Ended December 31, 2009
Net income	$955	$1,095	$23	$(1,118)	$955
Other comprehensive income, net of tax:
Retirement benefits	274	274	—	(274)	274
Unrealized gain on long-term investments	4	4	—	(4)	4
Cumulative translation adjustment and other	3	3	10	(13)	3

Comprehensive income	$1,236	$1,376	$33	$(1,409)	$1,236

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Cash flows from (used in) operating activities	$641	$1,571	$(3)	$(789)	$1,420

Cash flows from (used in) investing activities:
Proceeds from settlement of long-term investments	—	2	—	—	2
Capital expenditures	—	(190)	—	—	(190)
Net proceeds from sale of business	79	123	—	—	202
Proceeds from termination of joint venture	—	—	32	—	32
Return of intercompany investments	1,040	—	—	(1,040)	—
Other, net	40	58	—	(84)	14

Net cash flows from (used in) investing activities	1,159	(7)	32	(1,124)	60

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(740)	(6)	746	(1,212)
Repurchase of common stock	(282)	—	—	—	(282)
Repayments of long-term debt	(400)	—	—	—	(400)
Proceeds from termination of interest rate swaps	185	1	—	—	186
Dividends paid on preferred stock	(43)	—	—	43	—
Distribution of equity	—	(1,040)	—	1,040	—
Other, net	(47)	(40)	(3)	84	(6)

Net cash flows used in financing activities	(1,799)	(1,819)	(9)	1,913	(1,714)

Effect of exchange rate changes on cash and cash equivalents	—	—	(5)	—	(5)

Net change in cash and cash equivalents	1	(255)	15	—	(239)
Cash and cash equivalents at beginning of year	327	1,616	252	—	2,195

Cash and cash equivalents at end of year	$328	$1,361	$267	$—	$1,956

For the Year Ended December 31, 2010
Cash flows from operating activities	$442	$1,153	$13	$(343)	$1,265

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	—	4	—	—	4
Proceeds from settlement of long-term investments	—	13	—	—	13
Capital expenditures	—	(171)	(3)	—	(174)
Proceeds from termination of joint venture	—	—	28	—	28
Return of intercompany investments	897	—	—	(897)	—
Contributions to intercompany investments	—	(75)	—	75	—
Other, net	40	26	—	(63)	3

Net cash flows from (used in) investing activities	937	(203)	25	(885)	(126)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,049)	(300)	—	300	(1,049)
Repurchase of common stock	(5)	—	—	—	(5)
Repayments of long-term debt	(300)	—	—	—	(300)
Dividends paid on preferred stock	(43)	—	—	43	—
Receipt of equity	—	—	75	(75)	—
Distribution of equity	—	(897)	—	897	—
Other, net	(16)	(40)	(2)	63	5

Net cash flows from (used in) financing activities	(1,413)	(1,237)	73	1,228	(1,349)

Effect of exchange rate changes on cash and cash equivalents	—	—	(11)	—	(11)

Net cash flow related to discontinued operations, net of tax	—	(233)	(74)	—	(307)

Net change in cash and cash equivalents	(34)	(520)	26	—	(528)
Cash and cash equivalents at beginning of year	361	2,136	226	—	2,723

Cash and cash equivalents at end of year	$327	$1,616	$252	$—	$2,195

For the Year Ended December 31, 2009
Cash flows from operating activities	$678	$1,630	$29	$(883)	$1,454

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	1	18	—	—	19
Proceeds from settlement of long-term investments	—	6	—	—	6
Capital expenditures	—	(137)	(4)	—	(141)
Acquisition, net of cash acquired	—	—	(43)	—	(43)
Proceeds from termination of joint venture	—	—	24	—	24
Return of intercompany investments	610	—	—	(610)	—
Other, net	40	29	—	(57)	12

Net cash flows from (used in) investing activities	651	(84)	(23)	(667)	(123)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(991)	(840)	—	840	(991)
Repurchase of common stock	(5)	—	—	—	(5)
Repayments of long-term debt	(189)	(11)	—	—	(200)
Dividends paid on preferred stock	(43)	—	—	43	—
Distribution of equity	—	(610)	—	610	—
Other, net	(12)	(40)	(1)	57	4

Net cash flows used in financing activities	(1,240)	(1,501)	(1)	1,550	(1,192)

Effect of exchange rate changes on cash and cash equivalents	—	—	6	—	6

Net change in cash and cash equivalents	89	45	11	—	145
Cash and cash equivalents at beginning of year	272	2,091	215	—	2,578

Cash and cash equivalents at end of year	$361	$2,136	$226	$—	$2,723

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2011
Assets
Cash and cash equivalents	$328	$1,361	$267	$—	$1,956
Accounts receivable	—	77	24	—	101
Accounts receivable, related party	—	67	—	—	67
Other receivables	95	50	39	(138)	46
Inventories	—	929	38	—	967
Deferred income taxes, net	—	952	1	(8)	945
Prepaid expenses and other	19	200	7	(1)	225

Total current assets	442	3,636	376	(147)	4,307
Property, plant and equipment, net	5	1,061	3	1	1,070
Trademarks and other intangible assets, net	—	2,553	49	—	2,602
Goodwill	—	7,999	11	—	8,010
Long-term intercompany notes	1,960	1,325	—	(3,285)	—
Investment in subsidiaries	9,139	463	—	(9,602)	—
Other assets and deferred charges	68	171	71	(45)	265

Total assets	$11,614	$17,208	$510	$(13,078)	$16,254

Liabilities and shareholders’ equity
Accounts payable	$—	$107	$6	$—	$113
Tobacco settlement accruals	—	2,530	—	—	2,530
Due to related party	—	2	—	—	2
Deferred revenue, related party	—	42	—	—	42
Current maturities of long-term debt	399	58	—	—	457
Other current liabilities	421	827	31	(147)	1,132

Total current liabilities	820	3,566	37	(147)	4,276
Intercompany notes and interest payable	1,325	1,960	—	(3,285)	—
Long-term debt (less current maturities)	3,145	61	—	—	3,206
Deferred income taxes, net	—	553	3	(45)	511
Long-term retirement benefits (less current portion)	48	1,699	12	—	1,759
Other noncurrent liabilities	25	224	2	—	251
Shareholders’ equity	6,251	9,145	456	(9,601)	6,251

Total liabilities and shareholders’ equity	$11,614	$17,208	$510	$(13,078)	$16,254

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2010
Assets
Cash and cash equivalents	$327	$1,616	$252	$—	$2,195
Accounts receivable	—	103	15	—	118
Accounts receivable, related party	—	48	—	—	48
Other receivables	80	161	35	(232)	44
Inventories	—	1,022	34	(1)	1,055
Deferred income taxes, net	10	934	2	—	946
Prepaid expenses and other	38	155	4	(2)	195
Assets held for sale	—	201	—	—	201

Total current assets	455	4,240	342	(235)	4,802
Property, plant and equipment, net	6	991	4	1	1,002
Trademarks and other intangible assets, net	—	2,625	50	—	2,675
Goodwill	—	7,991	19	—	8,010
Long-term intercompany notes	2,000	1,366	—	(3,366)	—
Investment in subsidiaries	9,696	462	—	(10,158)	—
Other assets and deferred charges	267	242	100	(20)	589

Total assets	$12,424	$17,917	$515	$(13,778)	$17,078

Liabilities and shareholders’ equity
Accounts payable	$—	$175	$4	$—	$179
Tobacco settlement accruals	—	2,589	—	—	2,589
Due to related party	—	4	—	—	4
Deferred revenue, related party	—	53	—	—	53
Current maturities of long-term debt	400	—	—	—	400
Other current liabilities	489	855	37	(234)	1,147

Total current liabilities	889	3,676	41	(234)	4,372
Intercompany notes and interest payable	1,366	2,000	—	(3,366)	—
Long-term debt (less current maturities)	3,580	121	—	—	3,701
Deferred income taxes, net	—	535	3	(20)	518
Long-term retirement benefits (less current portion)	34	1,622	12	—	1,668
Other noncurrent liabilities	45	262	2	—	309
Shareholders’ equity	6,510	9,701	457	(10,158)	6,510

Total liabilities and shareholders’ equity	$12,424	$17,917	$515	$(13,778)	$17,078